Consolidated Statements of Operations - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
REVENUE
Total Revenue	$ 0
Gross Profit	0
MINERAL PROPERTY OPERATIONS
Acquisition
Exploration	3,636	16,872	22,916
Total Mineral Property Operations	3,636	16,872	22,916
EXPENSES
Accretion	78,984	76,084	529,914
Consulting fees	12,791	184,534	70,437
Filling fees	1,436	14,780	15,831
Finder’s fees			15,000
Office & general	10,512	46,349	54,710
Professional fees	32,109	56,817	105,409
Public relations		71,164	72,854
Related party – director’s fees		397,833
Related party – management fees	52,500	187,500	216,000
Total Expenses	188,332	1,035,061	1,080,155
Net Loss	(164,188)	(1,865,523)	(1,103,071)
Interest expense	(14,876)	(63,953)	(62,431)
Finance costs	(30,567)	(65,105)	(61,517)
Unrealized foreign exchange loss	(4,317)	(51,828)	(197,571)
Gain (loss) on derivative liability	77,540	108,440	206,052
Write-down of accounts receivable			(45,800)
Loss on settlement of debt		(741,144)
Total Other Expense	27,780	(813,590)	(38,233)
Net Income (Loss)	$ (164,188)	$ (1,865,523)	$ (1,103,071)
BASIC AND DILUTED LOSS PER COMMON SHARE	$ (0.00)	$ 0.00	$ (0.05)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (Note 6)	724,505,969	631,246,975	6,391,865
BASIC AND DILUTED LOSS PER PREFERRED SHARE	$ (0.60)
WEIGHTED AVERAGE NUMBER OF PREFERRED SHARES OUTSTANDING	100,000	100,000	100,000